Acquisition of Navios Acquisition - Schedule of recognized identified assets acquired and liabilities (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Aug. 25, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value of Navios Acquisition’s assets acquired and liabilities assumed:
Favorable lease terms	$ 112,139
Bargain gain upon obtaining control		$ 48,015	$ 0	$ 0
Navios Acquisition [Member]
Purchase consideration:
Fair value of the consideration	150,000
Fair value of noncotrolling interest (37.6%)	57,635
Total purchase price	207,635
Fair value of Navios Acquisition’s assets acquired and liabilities assumed:
Vessels	1,003,040
Other long-term assets	27,291
Operating lease assets	128,619
Current assets (including cash and restricted cash of $32,394)	64,180
Favorable lease terms	112,139
Unfavorable lease terms	(6,529)
Long term debt and financial liabilities assumed (including current portion)	(811,608)
Operating lease liabilities (including current portion)	(128,619)
Current liabilities	(176,916)
Fair value of net assets acquired	211,597
Bargain gain upon obtaining control	$ 3,962